Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Estimated Useful Life of Assets
The Company’s investments in real estate are stated at cost and are generally depreciated on a straight-line basis over the estimated useful lives of the assets as follows:

Description	Depreciable Life
Building	35 - 40 years
Building and land improvements	5 - 15 years
Furniture, fixtures and equipment	5 - 7 years
Lease intangibles and leasehold improvements	Shorter of useful life or lease term
The Company’s investments in real estate are stated at cost and are generally depreciated on a straight-line basis over the estimated useful lives of the assets as follows:

Description	Depreciable Life
Building	35 - 40 years
Building and land improvements	5 - 15 years
Furniture, fixtures and equipment	5 - 7 years
Lease intangibles and leasehold improvements	Shorter of useful life or lease term

Summary of Assets And Liabilities Measured At Fair Value On Recurring Basis
The following table details the Company’s assets and liabilities measured at fair value on a recurring basis ($ in thousands):

	September 30, 2021				December 31, 2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Investments in real estate debt	$—	$478,669	$485,406	$964,075	$—	$218,225	$—	$218,225
Equity securities	173,732	—	—	173,732	—	—	—	—
Derivatives	—	62,344	—	62,344	—	1,410	—	1,410

Total	$173,732	$541,013	$485,406	$1,200,151	$—	$219,635	$—	$219,635

Liabilities:
Derivatives	$—	$952	$—	$952	$—	$5,167	$—	$5,167

Total	$—	$952	$—	$952	$—	$5,167	$—	$5,167

Summary of Assets Measured At Fair Value On Recurring Basis
The following table details the Company’s assets measured at fair value on a recurring basis using Level 3 inputs ($ in thousands):

Investments in Real Estate Debt
Balance as of December 31, 2020	$—
Purchases	504,540
Included in net income
Foreign exchange	(19,134)
Unrealized gain (loss)	—

Balance as of September 30, 2021	$485,406

Summary of Quantitative Inputs and Assumptions Used for Items Categorized in Level 3 of Fair Value
The following table contains the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy ($ in thousands):

	September 30, 2021
	Fair Value	Valuation Technique	Unobservable Inputs	Weighted Average	Impact to Valuation from an Increase in Input
Investments in Real Estate Debt	$485,406	Transacted value	Cost	N/A	N/A

Schedule of Selling Commissions, Dealer Manager Fees And Stockholder Servicing
The following table details the selling commissions, dealer manager fees, and stockholder servicing fees for each applicable share class as of September 30, 2021:

	Common Stock Class T	Common Stock Class S	Common Stock Class D	Common Stock Class I
Selling commissions and dealer manager fees (% of transaction price)	up to 3.5%	up to 3.5%	up to 1.5%	—
Stockholder servicing fee (% of NAV)	0.85%	0.85%	0.25%	—

The following table details the selling commissions, dealer manager fees, and stockholder servicing fees for each applicable share class as of December 31, 2020:

	Class T Shares	Class S Shares	Class D Shares	Class I Shares
Selling commissions and dealer manager fees (% of transaction price)	up to 3.5%	up to 3.5%	up to 1.5%	—
Stockholder servicing fee (% of NAV)	0.85%	0.85%	0.25%	—